Loans - Schedule of Aging of Non-Covered Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Non-Covered Legacy Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past Due, 30-59 days	$ 23,365	$ 13,426
Past Due, 60-89 days	6,202	7,965
Past Due, Greater than 90 days	35,724	44,762
Total Past Due	65,291	66,153
Current	9,603,423	8,222,168
Total Legacy Loans, Net of Unearned Income	9,668,714	8,288,321
Recorded Investment > 90 days and Accruing	754	1,075
Non-Covered Legacy Loans [Member] | Commercial Real Estate Construction [Member] | Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past Due, 30-59 days	507
Past Due, Greater than 90 days	69	1,803
Total Past Due	576	1,803
Current	483,663	381,292
Total Legacy Loans, Net of Unearned Income	484,239	383,095
Non-Covered Legacy Loans [Member] | Commercial Real Estate - Other [Member] | Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past Due, 30-59 days	11,799	6,098
Past Due, 60-89 days	148	5,630
Past Due, Greater than 90 days	6,883	7,650
Total Past Due	18,830	19,378
Current	3,214,989	2,732,431
Total Legacy Loans, Net of Unearned Income	3,233,819	2,751,809
Recorded Investment > 90 days and Accruing		2
Non-Covered Legacy Loans [Member] | Commercial Business [Member] | Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past Due, 30-59 days	1,589	2,117
Past Due, 60-89 days	1,860	423
Past Due, Greater than 90 days	3,228	15,020
Total Past Due	6,677	17,560
Current	3,277,463	2,888,491
Total Legacy Loans, Net of Unearned Income	3,284,140	2,906,051
Recorded Investment > 90 days and Accruing	200
Non-Covered Legacy Loans [Member] | Residential Prime [Member] | Residential Mortgage Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past Due, 30-59 days	1,389	1,104
Past Due, 60-89 days	2,616	852
Past Due, Greater than 90 days	11,305	9,684
Total Past Due	15,310	11,640
Current	392,900	286,167
Total Legacy Loans, Net of Unearned Income	408,210	297,807
Recorded Investment > 90 days and Accruing	538	1,073
Non-Covered Legacy Loans [Member] | Residential Subprime [Member] | Residential Mortgage Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past Due, Greater than 90 days	3,595	1,626
Total Past Due	3,595	1,626
Current	115,889	114,939
Total Legacy Loans, Net of Unearned Income	119,484	116,565
Non-Covered Legacy Loans [Member] | Home Equity [Member] | Consumer and Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past Due, 30-59 days	4,096	1,956
Past Due, 60-89 days	595	569
Past Due, Greater than 90 days	7,420	6,808
Total Past Due	12,111	9,333
Current	1,278,865	1,091,894
Total Legacy Loans, Net of Unearned Income	1,290,976	1,101,227
Recorded Investment > 90 days and Accruing	16
Non-Covered Legacy Loans [Member] | Indirect Automobile [Member] | Consumer and Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past Due, 30-59 days	2,447	1,427
Past Due, 60-89 days	396	293
Past Due, Greater than 90 days	1,419	1,275
Total Past Due	4,262	2,995
Current	392,504	370,388
Total Legacy Loans, Net of Unearned Income	396,766	373,383
Non-Covered Legacy Loans [Member] | Credit Card [Member] | Consumer and Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past Due, 30-59 days	253	266
Past Due, 60-89 days	163	92
Past Due, Greater than 90 days	1,032	411
Total Past Due	1,448	769
Current	71,297	62,873
Total Legacy Loans, Net of Unearned Income	72,745	63,642
Non-Covered Legacy Loans [Member] | Consumer - Other [Member] | Consumer and Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past Due, 30-59 days	1,285	458
Past Due, 60-89 days	424	106
Past Due, Greater than 90 days	773	485
Total Past Due	2,482	1,049
Current	375,853	293,693
Total Legacy Loans, Net of Unearned Income	378,335	294,742
Non-Covered Acquired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past Due, 30-59 days	11,537	3,251
Past Due, 60-89 days	3,849	2,580
Past Due, Greater than 90 days	49,470	37,265
Total Past Due	64,856	43,096
Current	1,326,950	506,422
Total Legacy Loans, Net of Unearned Income	1,327,786	483,905
Recorded Investment > 90 days and Accruing	47,603	37,265
Discount	(64,020)	(65,613)
Non-Covered Acquired Loans [Member] | Commercial Real Estate Construction [Member] | Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past Due, 30-59 days	2,740	388
Past Due, 60-89 days	57
Past Due, Greater than 90 days	1,284	2,542
Total Past Due	4,081	2,930
Current	26,667	19,833
Total Legacy Loans, Net of Unearned Income	29,578	20,231
Recorded Investment > 90 days and Accruing	1,284	2,542
Discount	(1,170)	(2,532)
Non-Covered Acquired Loans [Member] | Commercial Real Estate - Other [Member] | Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past Due, 30-59 days	4,419	1,798
Past Due, 60-89 days	840	1,963
Past Due, Greater than 90 days	26,480	27,967
Total Past Due	31,739	31,728
Current	475,751	345,286
Total Legacy Loans, Net of Unearned Income	468,371	324,838
Recorded Investment > 90 days and Accruing	26,376	27,967
Discount	(39,119)	(52,176)
Non-Covered Acquired Loans [Member] | Commercial Business [Member] | Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past Due, 30-59 days	2,106	544
Past Due, 60-89 days	70
Past Due, Greater than 90 days	1,635	1,218
Total Past Due	3,811	1,762
Current	94,962	54,189
Total Legacy Loans, Net of Unearned Income	93,549	53,037
Recorded Investment > 90 days and Accruing	1,635	1,218
Discount	(5,224)	(2,914)
Non-Covered Acquired Loans [Member] | Residential Prime [Member] | Residential Mortgage Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past Due, 30-59 days	152
Past Due, 60-89 days	2,367
Past Due, Greater than 90 days	9,339	226
Total Past Due	11,858	226
Current	418,552	18,796
Total Legacy Loans, Net of Unearned Income	424,579	18,135
Recorded Investment > 90 days and Accruing	8,087	226
Discount	(5,831)	(887)
Non-Covered Acquired Loans [Member] | Home Equity [Member] | Consumer and Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past Due, 30-59 days	649	313
Past Due, 60-89 days	385	516
Past Due, Greater than 90 days	8,774	4,242
Total Past Due	9,808	5,071
Current	216,310	53,995
Total Legacy Loans, Net of Unearned Income	217,699	53,443
Recorded Investment > 90 days and Accruing	8,383	4,242
Discount	(8,419)	(5,623)
Non-Covered Acquired Loans [Member] | Indirect Automobile [Member] | Consumer and Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past Due, 30-59 days	13	33
Past Due, 60-89 days	17
Past Due, Greater than 90 days	9	95
Total Past Due	39	128
Current	393	1,725
Total Legacy Loans, Net of Unearned Income	392	1,853
Recorded Investment > 90 days and Accruing	9	95
Discount	(40)
Non-Covered Acquired Loans [Member] | Consumer - Other [Member] | Consumer and Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past Due, 30-59 days	1,458	175
Past Due, 60-89 days	113	101
Past Due, Greater than 90 days	1,949	975
Total Past Due	3,520	1,251
Current	94,315	12,598
Total Legacy Loans, Net of Unearned Income	93,618	12,368
Recorded Investment > 90 days and Accruing	1,829	975
Discount	$ (4,217)	$ (1,481)